Note 5 - Vessels, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	177,292	-	177,292
—Depreciation	-	(6,429)	(6,429)
— Disposals	(177,292)	6,429	(170,863)
Balance, December 31, 2013	-	-	-
—Depreciation	-	(757)	(757)
— Additions	38,957	-	38,957
Balance, December 31, 2014	38,957	(757)	38,200